Summary of Material Accounting Policies (Details)		12 Months Ended
	Aug. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Summary of Material Accounting Policies [Line Items]
Accumulated deficit		$ 331,400,000
Net loss		43,100,000
Net cash used in operating activities		21,500,000
Cash and cash equivalents		$ 22,400,000
Outstanding ownership percentage		7.50%	7.50%
Financial asset		$ 800,000
Acquired shares (in Shares) | shares	1,000,000	1,000,000	1,000,000
Excerise price per share (in Dollars per share) | $ / shares	$ 5.265	$ 5.265
Estimated amount		$ 9,700,000
Amendment fee in cash	$ 250,000
Percentage of shares outstanding	50.00%
Exceed percentage	5.00%	5.00%	5.00%
Fair value adjustment expense		$ 9,100,000
Purchase agreement		$ 600,000
Discount rate		12.83%
Interest rate		12.83%
Estimated amount		$ 1,200,000
Amount Considered in current		550,000
Estimated value		192,000
Goodwill amount		$ 35,900,000
Impairment term		5 years	5 years
Perpetual growth rate		2.00%	2.00%
Interest rate		10 years	10 years
Assets and liabilities		$ 1.105	€ 1	$ 1.066	€ 1
Income and expenses		$ 1.0813	€ 1	$ 1.053	€ 1
Customers		6 years 6 months	6 years 6 months
Capitalized development costs		5 years	5 years
Trade receivables		1 year	1 year
Outstanding aggregate principal amount		15.00%	15.00%
IT hardware and software [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives		3 years	3 years
Furniture [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives		5 years	5 years
Vehicles [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives		5 years	5 years
Level 3 of fair value hierarchy [member]
Summary of Material Accounting Policies [Line Items]
Estimated amount		$ 2,200,000
GPS asset purchase agreement [Member]
Summary of Material Accounting Policies [Line Items]
Estimated amount		$ 62,600,000
Initial agreement [Member]
Summary of Material Accounting Policies [Line Items]
Exceed percentage		7.50%	7.50%
Subsequent Event [Member]
Summary of Material Accounting Policies [Line Items]
Public offering	$ 250,000
Subscription period	5 years
Binomial tree valuation model [Member]
Summary of Material Accounting Policies [Line Items]
Acquired shares (in Shares) | shares		1,000,000	1,000,000
Bottom of Range [Member]
Summary of Material Accounting Policies [Line Items]
Aggregate earnout amount	$ 70,000,000
Intellectual property		10 years	10 years
Depreciation periods range		3 years	3 years
Percentage of buildings		10.00%	10.00%
Percentage of vehicles		2.50%	2.50%
Percentage of materials		9.75%	9.75%
Top of Range [Member]
Summary of Material Accounting Policies [Line Items]
Aggregate earnout amount	$ 82,500,000
Intellectual property		15 years	15 years
Depreciation periods range		6 years	6 years
Percentage of buildings		12.75%	12.75%
Percentage of vehicles		3.75%	3.75%
Percentage of materials		12.00%	12.00%
IT hardware and software [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives		5 years	5 years
Exact Sciences [Member]
Summary of Material Accounting Policies [Line Items]
Exceed percentage	7.50%